Redeemable Convertible Preferred Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands									12 Months Ended
	Dec. 08, 2022 shares	Oct. 08, 2019 CNY (¥) shares	Jun. 30, 2015 CNY (¥) shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 12, 2014 CNY (¥) shares	Jun. 12, 2014 USD ($) $ / shares shares	Oct. 25, 2013 CNY (¥) shares	Oct. 25, 2013 USD ($) $ / shares shares	Dec. 31, 2023 Item	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Redeemable Convertible Preferred Shares [Line Items]
Number of rounds of financing by issuing preferred shares (in Item) | Item									4
Preferred share									150.00%
Liquidation preference, percentage of original issue price									150.00%
Series A Redeemable Convertible Preferred Shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Stock issued during period shares new issue							259,257,900	259,257,900
Series A-1 Convertible Preferred Shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Stock issued during period shares new issue							111,110,000	111,110,000
Shares repurchased			9,007,682	9,007,682
Total consideration on shares repurchased			¥ 42,000	$ 7,000
Series A-2 Redeemable Convertible Preferred Shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Stock issued during period shares new issue							148,147,900	148,147,900
Share price (in Dollars per share) | $ / shares								$ 0.07
Total consideration on shares issued							¥ 58,980	$ 9,830
Series B Redeemable Convertible Preferred Shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Stock issued during period shares new issue					177,834,496	177,834,496
Share price (in Dollars per share) | $ / shares						$ 0.25
Total consideration on shares issued					¥ 276,764	$ 45,000
Outstanding share percentage									75.00%
Series C Redeemable Convertible Preferred Shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Stock issued during period shares new issue			286,959,017	286,959,017
Share price (in Dollars per share) | $ / shares				$ 0.78
Total consideration on shares issued			¥ 1,364,046	$ 223,000
Ordinary shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Shares repurchased			29,596,670	29,596,670
Total consideration on shares repurchased			¥ 140,612	$ 23,000
Shares issued for each shares converted										1	1	1
Class A Ordinary Shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Stock issued during period shares new issue	375,000,000
Greyhound Investment Ltd [Member] | Class A Ordinary Shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Options granted		172,908,894
Number of days after completion of offering		61 days
Grant date fair value of stock options granted (in Yuan Renminbi) | ¥		¥ 642,174